Net reversal (impairment) of tangible and intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Impairment Of Assets Explanatory [Abstract]
Disclosure of impairment of assets [text block]
13 Net reversal (impairment) of tangible and intangible assets

In assessing whether impairment is required, the carrying amounts of the assets are compared with their recoverable amounts. The recoverable amount is the higher between an asset’s fair value less costs to sell and its value-in-use. In the event of an asset’s impairment being reversed, the reversal may not raise the carrying amount above the value it would have stood at taking into account depreciation, if no impairment had originally been recognized.

Given the nature of Eni’s activities, information on asset fair value is usually difficult to obtain unless negotiations with a potential buyer are ongoing. Therefore, the recoverability is verified by estimating assets’ values-in-use. The valuation is carried out for individual assets or for the smallest identifiable group of assets that generates cash inflows that are largely independent from the cash inflows from other assets, or groups of assets (cash generating unit — CGU). The Group has identified the following CGUs: (i) in the Exploration & Production segment, individual oilfields or pools of oilfields when technical, economic or contractual features make underlying cash flows interdependent; (ii) in the Gas & Power segment, in addition to the CGUs to which goodwill arisen from business combinations was allocated, electricity generation plants, international pipelines and LNG vessels; (iii) in the Refining & Marketing business line, refining plants, retail networks and assets related to other distribution channels grouped by country of operations and type of network (retail outlets located along ordinary routes and high-ways, wholesale facilities); and (iv) the Chemical business line has been assessed to be a single CGU.

The value-in-use is calculated by discounting the estimated future cash flows deriving from the continuing use of the CGUs and, if significant and reasonably determinable, the cash flows deriving from disposal at the end of their useful lives. Cash flows are determined based on the best information available at the time of the assessment. Cash flow projections for the first four years of each CGU evaluation are extracted from the Company’s four-year plan adopted by the top management. The plan includes data points on expected oil&gas production volumes, sales volumes, capital expenditure, operating costs and margins and industrial and marketing set-up, as well as trends on the main macroeconomic variables, including inflation, nominal interest rates and exchange rates. The estimation of CGUs’ terminal values is based on cash flow projections beyond the four-year plan horizon, which are estimated based on management’s long-term assumptions regarding the main macroeconomic variables (inflation rates, commodity prices, etc.) and considering the expected useful lives of the Company’s CGUs and certain assumptions regarding future trends in revenues and costs. In the case of the oil&gas CGUs, management assumed the residual life of the reserves and the associated projections of operating costs and development expenditures. The CGUs of the Refining & Marketing business line and power plants are evaluated based on the plant economic and technical life and the associated, normalized projections of operating costs and expenditures to support plant efficiency. The CGUs of the gas market business to which goodwill has been allocated are evaluated based on the perpetuity method of the last year-plan result assuming nominal growth rates equal to
0
%. The terminal value of the Chemical business integrated CGU considers the economic useful lives of the underlying assets and factors a normalized EBITDA (to reflect the cyclicality of the sector) defined based on the average contribution margin of the plan. In projecting future commodity prices, management assumed the price scenario adopted for the economic and financial projections of the Company’s four-year industrial plans and for the assessment of capital projects returns. The Company’s price scenario is approved by the Board of Directors and is based on internal assumptions about future trends in the fundamentals of demand and supply of crude oil and other commodities as benchmarked against the market consensus forecasts and on forward prices of commodities for future delivery in case the level of liquidity and reliability of future contracts is deemed fair.

Values-in-use is estimated by discounting post-tax cash flows at a rate, which corresponds for the Exploration & Production segment and Refining & Marketing business line to the Company’s weighted average cost of capital (WACC) net of specific risk factors attributable to the Gas & Power segment and the Chemical business line, the WACC of which is assessed on a stand-alone basis. Then the discount rates are adjusted to factor in risks specific to each country of activity (adjusted post-tax WACC). Post-tax cash flows and discount rates were adopted as they resulted in an assessment that substantially approximated a pre-tax assessment.

The framework of impairment indicators of exogenous origin remained substantially stable compared to the context relating to the assessments performed in the previous year.

In the final part of 2018, after touching a multi-year high at approximately 85 $/BBL, the Brent crude oil price made a sharp downturn driven by a slowdown in macroeconomic growth, oversupplies and uncertainties tied with the trade dispute between USA and China, the Brexit and local geopolitical crises. In spite of the remarkable correction in oil prices which declined by more than 20 $/BBL to close the year at approximately 60 $/BBL, based on the review of market fundamentals in the medium-long term which remain supportive of continued demand growth, as well as willingness on part of producers to maintain oil markets in balance and the market view of financial analysts and industry observers, management retained a long-term Brent price of 70 $/BBL in real terms 2022, substantially in line with the assumption made in the annual report 2017, on which basis management performed the 2018 assets impairment review and elaborated financial projections for the four-year plan 2019-2022. Prices of natural gas in Europe are projected to reach a higher level than in previous planning assumptions driven by an improved balance between gas demand and supplies supported by a continuing decline in continental mature fields production and the phase-out of nuclear and coal power plants. The SERM benchmark refining margin is projected unchanged from the previous plan at approximately 5 $/BBL in the long term, based on expectations of continuing competitive pressures in Europe from cheaper products streams imported from USA and Middle East, the effects of which will be mitigated by enactment of stricter environmental regulations on the sulphur content of marine fuels effective from
2020
. Projections of margins for the main petrochemicals commodities were scaled down due to management’s expectations of continued competitive pressures in European markets from more competitive producers based in USA and Middle East and a slowdown in end markets. However, the projections of margins in the petrochemicals business determined only a modest reduction in the value-in-use of the Company’s petrochemicals CGU because the impairment review is based on a normalized scenario which factors in the cyclicality of the industry.

Moreover, although at the balance sheet date the market capitalization of Eni was about 3% lower than the book value of consolidated net assets, this tendency registered a significant trend reversal and, at the date of approval of the Financial Statements by the Board of Directors, the market capitalization exceeded the book value by about 10%.

The management tested for impairment the totality of the Group’s fixed assets as provided by the Company’s internal guidelines.

The 2018 WACC of Eni, which is the driver for calculating the post-tax WACC of the oil&gas and refining business CGUs to assess their value-in-use, recorded an increase 0.5 percentage point to 7.3% compared to 2017. This increase was driven by the projections of higher risk-free yields that Eni’s methodology links to ten-year Italian government bonds. The WACC used in the Gas & Power segment and the Chemical business, subject to separate valuation compared to the Eni’s assessment, resulted unchanged from 2017. The adjusted WACC rates for 2018 highlighted a certain dispersion of values compared to the mean, reflecting large differences in the country risk premiums which were affected by ongoing developments in each country operating environment. The post-tax WACC rates used for impairment test purposes in 2018 ranged from 6.2% to 16.0% in the Exploration & Production segment.

In the Exploration & Production segment the Company recorded impairment losses before taxes for  €
1,025
million driven by a lower-than-expected performance at certain oilfields, particularly in Congo and USA, a deteriorated operating environment of a specific project and alignment to fair value of assets divested or held for sale in Croatia and Ecuador. These losses were partially offset by reversals of prior-year impairment losses for €
299
million due to better gas prices in Europe and reduced country risk premiums in certain locations. The post-tax WACC relating to impairment losses/reversals of impairments of more than €
100
million amounted to
6
%, corresponding to pre-tax rates ranging from
6
% to
9
%.

In the Refining & Marketing business line the Company recorded impairment losses for €
156
million related to the investments of the year for compliance and stay-in-business related to CGUs fully impaired in prior years for which profitability expectations have remained unchanged from the previous-year impairment review.

In the Gas & Power segment the Company recorded a reversals of impairment losses at a gas transportation asset for €
66
million driven by a lower discount rate adjusted for the country risk. In the power business, reversals and impairments relating to each individual plant resulted offset.